CONVERTIBLE NOTES PAYABLE (Narrative) (Details) - USD ($)						1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 08, 2016	Jul. 25, 2016	Jun. 09, 2016	Jan. 26, 2016	Dec. 02, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Debt Instrument [Line Items]
Net proceeds									$ 321,800
Derivative loss			$ 136,276			$ 132,068			338,925
Amortization of debt discounts							$ 1,262	$ 80,254	407,182	$ 269,576
SPA Note Three [Member]
Debt Instrument [Line Items]
Convertible notes payable				$ 180,000
Interest rate on debt				7.00%
Discount on debt		$ 167,898		$ 18,000
Legal and due diligence costs				6,000
Net proceeds				$ 156,000
Maturity date				Jan. 26, 2017
Prepayment rate before 30 days				105.00%
Prepayment rate between 31 and 60 days				115.00%
Prepayment rate between 61 and 120 days				135.00%
Prepayment rate beyond 120 days				150.00%
Conversion price percentage				55.00%
Shares of common stock reserved for conversion				10,800,000
Fair value of embedded derivative liability		238,479
Derivative loss		$ 70,581
Amortization of debt discounts									191,898
Common stock issued for conversion of notes payable and accrued interest, shares	9,506,619
Payment of principal	$ 180,000
Payment of interest	$ 6,662
SPA Note One [Member]
Debt Instrument [Line Items]
Convertible notes payable					$ 114,400
Discount on debt					10,400
Legal and due diligence costs					12,000
Net proceeds					$ 92,000
Maturity date					Dec. 02, 2017
Prepayment rate before 30 days					140.00%
Conversion price percentage					55.00%
Shares of common stock reserved for conversion					5,033,000
Fair value of embedded derivative liability					$ 136,276
Derivative loss					132,068
Amortization of debt discounts									$ 114,400
Common stock issued for conversion of notes payable and accrued interest, shares									6,341,355
Payment of principal									$ 114,400
Payment of interest									$ 5,816
SPA Note Two [Member]
Debt Instrument [Line Items]
Convertible notes payable					114,400
Discount on debt					10,400
Legal and due diligence costs					12,000
SPA Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable					$ 228,800
Interest rate on debt					9.00%